FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS R5	CLASS R6	CLASS Y
	PCOAX	POPBX	PCOCX	POPMX	PCORX	POPDX	PCOEX	PYCOX

Putnam Capital Opportunities Fund

Summary prospectus
8|30|12

A world of investing.™

Putnam INVESTMENTS

Putnam Capital
Opportunities Fund

Before you invest, you may wish to review the fund’s prospectus, which contains more information about the fund and its risks. You may obtain the prospectus and other information about the fund, including the statement of additional information (SAI) and most recent reports to shareholders, at no cost by visiting putnam.com/funddocuments, calling 1-800-225-1581, or e-mailing Putnam at funddocuments@putnam.com.

The fund’s prospectus and SAI, both dated 8/30/12, are incorporated by reference into this summary prospectus.

Goal

Putnam Capital Opportunities Fund seeks long-term growth of capital.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 12 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

		Maximum deferred
	Maximum sales	sales charge (load) (as
	charge (load)	a percentage of original
	imposed on purchases	purchase price or	Redemption fee (as
	(as a percentage of	redemption proceeds,	a percentage of total
Share class	offering price)	whichever is lower)	redemption proceeds)

Class A	5.75%	1.00%*	1.00%
Class B	NONE	5.00%**	1.00%
Class C	NONE	1.00%***	1.00%
Class M	3.50%	0.65%*	1.00%
Class R	NONE	NONE	1.00%
Class R5	NONE	NONE	1.00%
Class R6	NONE	NONE	1.00%
Class Y	NONE	NONE	1.00%

2

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Total annual
	Management	and service	Other	fund operating
Share class	fees	(12b-1) fees	expenses	expenses

Class A	0.63%	0.25%	0.39%	1.27%
Class B	0.63%	1.00%	0.39%	2.02%
Class C	0.63%	1.00%	0.39%	2.02%
Class M	0.63%	0.75%	0.39%	1.77%
Class R	0.63%	0.50%	0.39%	1.52%
Class R5	0.63%	N/A	0.22%****	0.85%
Class R6	0.63%	N/A	0.12%****	0.75%
Class Y	0.63%	N/A	0.39%	1.02%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

**** Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$697	$955	$1,232	$2,021
Class B	$705	$934	$1,288	$2,155
Class B (no redemption)	$205	$634	$1,088	$2,155
Class C	$305	$634	$1,088	$2,348
Class C (no redemption)	$205	$634	$1,088	$2,348
Class M	$524	$888	$1,276	$2,361
Class R	$155	$480	$829	$1,813
Class R5	$87	$271	$471	$1,049
Class R6	$77	$240	$417	$930
Class Y	$104	$325	$563	$1,248

3

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 29%.

Investments, risks, and performance

Investments

We invest mainly in common stocks (growth or value stocks or both) of small and midsize U.S. companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

4

Average annual total returns after sales charges
(for periods ending 12/31/11)

Share class	1 year	5 years	10 years

Class A before taxes	–11.49%	–0.03%	4.22%
Class A after taxes on distributions	–11.49%	–0.37%	3.51%
Class A after taxes on distributions and
sale of fund shares	–7.47%	–0.10%	3.49%
Class B before taxes	–11.34%	0.06%	4.06%
Class C before taxes	–7.62%	0.40%	4.05%
Class M before taxes	–9.70%	–0.04%	3.95%
Class R before taxes	–6.16%	0.93%	4.59%
Class R5 before taxes	–5.77%	1.43%	5.11%
Class R6 before taxes	–5.77%	1.43%	5.11%
Class Y before taxes	–5.77%	1.43%	5.11%
Russell 2500 Index (no deduction for fees,
expenses or taxes)	–2.51%	1.24%	6.57%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

5

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Joseph Joseph, Portfolio Manager, portfolio manager of the fund since 1999

Randy Farina, Portfolio Manager, portfolio manager of the fund since 2010

John McLanahan, Portfolio Manager, portfolio manager of the fund since 2010

Purchase and sale of fund shares

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581.

When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange (NYSE) is open. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

6

Tax information

The fund’s distributions will be taxed as ordinary income or capital gains unless you hold the shares through a tax-advantaged arrangement, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

Financial intermediary compensation

If you purchase the fund through a broker/dealer or other financial intermediary (such as a bank or financial advisor), the fund and its related companies may pay that intermediary for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s website for more information.

Additional information, including current performance, is available at putnam.com/funddocuments, by calling 1-800-225-1581, or by e-mailing Putnam at funddocuments@putnam.com.

7

Putnam
INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

NP068 276199 8/12 Putnam Retail Management